Banking facilities	12 Months Ended
Mar. 31, 2015
Banking and Thrift [Abstract]
Banking facilities
7	Banking facilities
As of March 31, 2015, the Company had general banking facilities for bank overdrafts, letters of credit, notes payable, factoring and term loans. The facilities are interchangeable with total amounts available of $9,438,000 (2014: $10,698,000). The general banking facilities utilized by the Company are denominated in United States dollars, Hong Kong dollars and Chinese Yuan.

The Company’s general banking facilities, expressed in United States dollars, are further detailed as follows:
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2015
	2014	2015	2014	2015	2014	2015	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	2,564	3,703	1,830	2,451	734

Including sub-limit of:
Notes payable	4,487	2,308	2,527	1,830	1,960	478	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	630	—	11	641	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	546	—	1,854	2,400	HIBOR* +1.5%	Repayable in 60 days

Other facilities

Export Documentary Credits	1,923	641	—	—	1,923	641
Short Term Loans	1,026	3,547	1,026	1,026	—	2,521	(Note A)	A Revolving loan is repayable in 30 days
Long Term Loans (1)	1,595	2,686	748	2,350	847	336	(Note A)	Term loans are repayable monthly over the 3-year term.

	10,698	9,438	5,477	5,206	5,221	4,232

Note A: HIBOR* +2.25% for loans in Hong Kong. People's Bank of China’s loan benchmark interest rate times 110% for loans in PRC.

(1) A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right of repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.

* HIBOR is the Hong Kong Interbank Offer Rate

As of March 31, 2015, a treasury product facility of approximately $25,738,000 (2014: $25,738,000) was made available to the Company for transactions of financial instruments including forward contracts, and approximately $2,000,000 (2014: $2,000,000) of the facility was utilized.

One of the properties of the Company located in Hong Kong with net book value of approximately $990,000 and the rental assignment over such property, the rights, interests and benefits of a life insurance contract with book value of approximately $136,000, and a land use right and factory building located in Xinxing, PRC with net book value of approximately $3,550,000 are arranged as securities to the banks for the banking facilities arrangement. Refer to note 20 on subsequent events for sale of land use right after March 31, 2015 and potential impact to the banking facilities.

The Prime Rate, HIBOR and Peoples' Bank of China loan benchmark interest rate were 5.00%, 0.53% and 5.75% per annum, respectively, as of March 31, 2015. The Prime Rate is determined by the Hong Kong Bankers Association and is subject to revision from time to time. Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

The weighted average interest rates of short-term borrowings of the Company are as follows:

	During the fiscal year ended March 31,
	2014	2015

Bank overdrafts	6.00%	6.00%
Notes payable	2.96%	2.92%
Term Loan in Hong Kong	2.47%	2.47%
Term Loan in PRC	—	6.77%
Factoring	1.96%	1.74%